Explanation added for translation to English	12 Months Ended
Dec. 31, 2021
Additional information [abstract]
Explanation added for translation to English	Explanation added for translation to English These accompanying Consolidated Financial Statements, translation of the Consolidated Financial Statements originally issued in Spanish, are presented on the basis of the regulatory financial reporting framework applicable to the Group in Spain (see note 1.b).